Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7
. Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets (liabilities) as of
December
31,
2019
and
2018
are as follows (in thousands):

	December 31
	201 9	201 8

Net operating loss carryforwards	$18,771	$20,720
Net operating loss carryforwards of foreign subsidiaries	374	374
Depreciation expense	(77)	4
Stock-based compensation expense	36	28
Other	68	78
Net deferred tax assets	19,172	21,204
Valuation allowance for net deferred tax assets	(19,172)	(21,204)
Net deferred tax assets, net of allowance	$—	$—

Deferred tax assets are required to be reduced by a valuation allowance if it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. Realization of the future benefits related to the deferred tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the near to medium term. Management has considered these factors in determining the valuation allowance for
2019
and
2018.

The differences between the provision for income taxes and income taxes computed using the federal statutory rate for the years ended
December
31,
2019
and
2018
are as follows (in thousands):

	201 9	201 8

Reconciliation of income tax benefit to statutory rate:
Income benefit at statutory rate	$938	$480
State income taxes (benefit), net of federal income tax benefit	1,066	57
Permanent differences	10	(91)
Change in valuation allowance	(2,030)	(450)
Other	16	4
	$—	$—

At
December
31,
2019,
we had federal net operating loss carryforwards of approximately
$81.7
million for income tax purposes that begin to expire in
2022
and are subject to the ownership change limitations under Internal Revenue Code Section
382.